Revenue - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 419	$ 437
Processing fees	11	13
Other income	14
Oil and natural gas sales and other income	444	450
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	337	334
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	32	28
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 50	$ 75